Performance Management	Apr. 30, 2026
Protective Life Dynamic Allocation Series – Conservative Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract. If the fees and expenses of any variable annuity contract were reflected, the performance shown would be lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract.
Bar Chart [Heading]	Protective Life Dynamic Allocation Series – Conservative Portfolio
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2023	7.51%	Worst Quarter:	1st Quarter 2020	–9.80%

Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Closing [Text Block]

The Portfolio’s broad-based benchmark index is the MSCI All Country World Index. The Portfolio’s additional benchmark index is the Protective Life Conservative Allocation Index. The indices are described below.

●	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.

●

The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (50%) and the Bloomberg U.S. Aggregate Bond Index (50%). The Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Performance Availability Website Address [Text]	janushenderson.com/clayton-street-trust
Performance Availability Phone [Text]	1-800-668-0434
Protective Life Dynamic Allocation Series – Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	9.80%
Lowest Quarterly Return, Date	Mar. 31, 2020
Protective Life Dynamic Allocation Series - Moderate Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract. If the fees and expenses of any variable annuity contract were reflected, the performance shown would be lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index and a style specific index. The indices are not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract.
Bar Chart [Heading]	Protective Life Dynamic Allocation Series – Moderate Portfolio
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	9.26%	Worst Quarter:	1st Quarter 2020	–13.73%

Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Closing [Text Block]

The Portfolio’s broad-based benchmark index is the MSCI All Country World Index. The Portfolio’s additional benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

●	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.

●

The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World Index (65%) and the Bloomberg U.S. Aggregate Bond Index (35%). The Bloomberg U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Performance Availability Website Address [Text]	janushenderson.com/clayton-street-trust
Performance Availability Phone [Text]	1-800-668-0434
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.26%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	13.73%
Lowest Quarterly Return, Date	Mar. 31, 2020
Protective Life Dynamic Allocation Series - Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract. If the fees and expenses of any variable annuity contract were reflected, the performance shown would be lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/clayton-street-trust or by calling 1-800-668-0434.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated.
Performance Additional Market Index [Text]	The table compares the Portfolio’s average annual returns for the periods indicated to a broad-based securities market index. The index is not available for direct investment. All figures assume reinvestment of dividends and distributions and include the effect of the Portfolio’s recurring expenses, but do not include fees and expenses of any variable annuity contract.
Bar Chart [Heading]	Protective Life Dynamic Allocation Series – Growth Portfolio
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2020	14.10%	Worst Quarter:	1st Quarter 2020	–22.82%

Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Closing [Text Block]

The Portfolio’s broad-based benchmark index is the MSCI All Country World Index. The index is described below.

●	The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.

Performance Availability Website Address [Text]	janushenderson.com/clayton-street-trust
Performance Availability Phone [Text]	1-800-668-0434
Protective Life Dynamic Allocation Series - Growth Portfolio | Protective Life Dynamic Allocation Series - Growth Portfolio Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.10%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	22.82%
Lowest Quarterly Return, Date	Mar. 31, 2020